united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/19

Item 1. Reports to Stockholders.

Annual Report
April 30, 2019

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholders:

It is my pleasure to offer the Pacific Financial Group Mutual Funds Annual Report. The annual report is comprehensive; however, I would like to offer some additional details. The Pacific Financial Group, LLC Mutual Funds are comprised of thirteen mutual funds:

Fund Name	Ticker	Fund Name	Ticker
RiskPro® Dynamic 0-10 Fund R	PFDOX	RiskPro® PFG Equity 30+ Fund R	PFDEX
RiskPro® PFG 0-15 Fund R	PFADX	RiskPro® 30+ Fund R	PFSEX
RiskPro® Alternative 0-15 Fund R	PFAOX	RiskPro® PFG Global 30+ Fund R	PFDGX
RiskPro® Tactical 0-30 Fund R	PFTEX	RiskPro® PFG Aggressive 30+ Fund R	PFSUX
RiskPro® Dynamic 15-25 Fund R	PFDPX	RiskPro® PFG 30+ Fund R	PFSMX
RiskPro® PFG Balanced 20-30 Fund R	PFDBX	RiskPro® Aggressive 30+ Fund R	PFLWX
RiskPro® Dynamic 20-30 Fund R	PFJDX

At year end (April 30, 2019), the Funds totaled $2,093,632,569.42 in assets under management. All of the Funds incorporate our proprietary risk management software, RiskPro®. RiskPro® is a risk profiling and portfolio construction software technology that quantifies historical risk characteristics to estimate the forward-looking, maximum annual range (gain or loss) of total returns of a portfolio of securities. Investment portfolios constructed with the RiskPro® software are monitored daily in seeking to ensure that the selected portfolio(s) maintain a level of risk within a pre-determined tolerance range. Please refer to the prospectus and annual report for additional details.

In general, the twelve months ended April 30, 2019 were positive for equity and bond markets. However, while most asset classes finished with positive returns, the past year was exceptionally volatile. The fourth quarter of 2018 saw investor sentiment shift from bullish to bearish as concerns grew over the Fed tightening too quickly, as well as moderating global growth. As a result, the S&P 500 TR Index finished the fourth quarter with a negative return of 13.52%. As we entered 2019, markets breathed a sigh of relief as the Fed began to shift their position from one of tightening to a more “wait and see” approach. This boosted investor sentiment and the equity market rallied with the S&P 500 TR finishing the first quarter of 2019 with a gain of 13.65%. So, while the past twelve months has been good for returns, it has been an exceptionally bumpy ride for investors.

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

RiskPro® Dynamic 0-10 Fund

The RiskPro® Dynamic 0-10 Fund provides investors with a globally diversified fixed income allocation. The Fund returned 2.78% from 5/1/2018 through 4/30/2019, while the Bloomberg Barclays US Aggregate Bond Index returned 5.29% for the same period. The top contributors to performance on a weighted basis were the PIMCO Diversified Income and PIMCO Investment Grade Credit holdings, with both outperforming the Bloomberg Barclays US Aggregate Bond Index. The largest detractors from performance on a weighted basis were the PIMCO Real Return and PIMCO Mortgage Opportunities holdings. Although these two positions were the top detractors, on a longer term basis they offer some diversification from the benchmark which we believe enhances the overall risk/return profile. This Fund may be appropriate for investors seeking fixed income exposure with an overlay of dynamic management that adjusts holdings based upon market conditions.

RiskPro® PFG 0-15 Fund

The RiskPro® PFG 0-15 Fund provides investors with an allocation designed to help protect against rising interest rates. The Fund returned 0.60% from 5/1/2018 through 4/30/2019, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 2.15% for the same period. The largest contributor to performance came from the BNY Mellon Global Real Return Fund which seeks to achieve absolute return with reduced volatility. The largest detractor was the BNY Absolute Insight Multi-Strategy Fund which is designed to have low volatility and low correlation to other asset classes. This position ultimately was eliminated from the Fund as it did not perform to our expectations. This Fund may be appropriate for investors seeking some exposure to equity, fixed income and alternatives, with an emphasis on protecting against a rising interest rate environment. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® Alternative 0-15 Fund

The RiskPro® Alternative 0-15 Fund provides investors with an allocation that is meant to help diversify their overall portfolio. The allocation over the past twelve months has focused on three alternative strategies: managed futures, long/short equity, and absolute return fixed income. The Fund returned 1.48% from 5/1/2018 through 4/30/2019, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 2.15% for the same period. All of the holdings produced returns in excess of the benchmark for the twelve months ended 4/30/2019. The strongest performing positions were the PIMCO RAE Worldwide Long/Short Plus Fund and the PIMCO Dynamic Bond Fund. The lowest performing position, relative to the other holdings, was the PIMCO Equity Long/Short Fund which participated in some of the drawdown the equity market experienced during the fourth quarter 2018. The Fund remains well diversified and may be appropriate for investors seeking an alternative strategy to help diversify their overall portfolio.

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

RiskPro® Tactical 0-30 Fund

The RiskPro® Tactical 0-30 Fund provides a highly tactical allocation by shifting equity and fixed exposure during various market conditions. The Fund returned 1.20% from 5/1/2018 through 4/30/2019, while the Morningstar Moderate Target Risk Index returned 6.32% for the same period. The Fund began allocating to a more defensive position beginning in October 2018 as equity market volatility increased. As a result, the Fund did not partake in the upswing in November 2018, but was able to mitigate some of the downside that occurred in December. Ultimately the Fund underperformed its benchmark for the twelve months ended 4/30/2019, however given the whipsaw nature of the market over the fourth quarter 2018, and the first quarter 2019, performance was roughly in-line with our expectations. The highest performing holding was the Meeder Conservative Allocation fund, whereas the largest detractor on a weighted basis was the Meeder Balanced Fund which currently represents 50% of the allocation. This Fund may be appropriate for investors who seek lower volatility during market fluctuations.

RiskPro® Dynamic 15-25 Fund

The RiskPro® Dynamic 15-25 Fund provides a globally diversified allocation with approximately 60% allocated to global equities and 40% allocated to fixed income. The Fund returned 1.70% from 5/1/2018 through 4/30/2019, while the Morningstar Moderate Target Risk Index returned 6.32% for the same period. The largest contribution to performance on a weighted basis came from a real estate position which is included for diversification. The largest detractor to performance was exposure to international developed and emerging markets, both of which reported negative performance over the reporting time period. Overall this Fund may be appropriate for investors that seek a consistent blend of 60% equities and 40% fixed income, and are willing to accept the potential for higher volatility on the equity side as a result of the global exposure.

RiskPro® PFG Balanced 20-30 Fund

The RiskPro® PFG Balanced 20-30 Fund provides a domestically focused allocation with approximately 70% allocated to multi-cap equities and 30% fixed income exposure. The Fund returned 5.48% from 5/1/2018 through 4/30/2019, while the Morningstar Moderate Aggressive Target Risk Index returned 6.31% for the same period. An overweight to large cap growth, and allocation managers including: American Funds Balanced, Fidelity Balanced, and BlackRock Balanced Capital were the largest contributors on a weighted basis. The largest detractors to performance on a weighted basis were iShares S&P Small-Cap ETF and AQR Long-Short Equity. It is our belief that over longer periods of time, an allocation that incorporates not only large cap, but small and mid-caps as well, will provide superior risk-adjusted returns. We therefore continue to maintain our exposure to small cap. The AQR Long/Short holding was eliminated in 2018 due to performance that was not in-line with our expectations. The allocation to equity and fixed income may change over time based upon market conditions, this Fund may be a good choice for investors seeking some dynamic management in their portfolio. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

RiskPro® Dynamic 20-30 Fund

The RiskPro® Dynamic 20-30 Fund provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon market conditions. The Fund returned 1.68% from 5/1/2018 through 4/30/2019, while the Morningstar Moderate Aggressive Target Risk Index returned 6.31% for the same period. Large cap growth and a hedged equity position were the top contributors to performance. The largest detractor was equity exposure to international developed and emerging markets, both of which reported negative performance over this reporting time period. Additionally, because the Fund is dynamically managed, it was positioned more defensively during the first quarter which was a period when equity markets rallied strongly, causing it to lag. Due to its tactical nature, this Fund may be an appropriate choice for investors who seek lower volatility during market fluctuations and are not as concerned about capturing all of the upswings in the market. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® PFG Equity 30+ Fund

The RiskPro® PFG Equity 30+ Fund provides a domestically focused, multi-cap equity allocation that is dynamically managed to allocate exposure to advantaged areas of the market. The Fund returned 10.83% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. The largest contributors to the Fund’s performance on a weighted basis came from Akre Focus and DoubleLine Shiller Enhanced Cape. The third largest contributor came from a minimum volatility position that is designed to perform well during heightened periods of volatility. The largest detractor to the Fund was the Health Care Select Sector SPDR ETF which performed well until early 2019, when we began to see some adverse performance due to political uncertainty. We believe these events are transitory and that the long-term fundamentals of the sector remain intact. We therefore continue to maintain our exposure to that healthcare position. This Fund may be appropriate for investors seeking an allocation that is predominantly domestic in nature, with adjustments made based upon areas of the market we believe are advantaged. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® 30+ Fund

The RiskPro® 30+ Fund provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon current market conditions. The Fund returned 3.40% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. The largest contributors to performance on a weighted basis came from large cap growth holdings, including IVY Large Cap Growth and JPMorgan Large Cap Growth. The third largest contributor was a real estate position which provided some diversification. The largest detractor to performance was equity exposure to international developed and emerging markets, both of which

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

reported negative performance over this reporting time period. Additionally, because the Fund is dynamically managed, it was positioned more defensively during the first quarter which was a period when equity markets rallied strongly, causing it to lag. This Fund may be appropriate for investors seeking global equity exposure, with some adjustments made to lower volatility during market fluctuations. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® PFG Global 30+ Fund

The RiskPro® PFG Global 30+ Fund provides a globally diversified equity allocation with the ability to dynamically adjust the equity exposure between domestic and international markets. The Fund returned -1.02% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. The largest contributors to performance over the time period was T. Rowe Price Global Stock and Invesco QQQ, which is a large cap growth position. The largest detractor came from underperformance of equity international and emerging markets mutual fund holdings. We are disappointed with the performance of this Fund and have restructured it as a result. Changes include: a reduction in the number of actively managed mutual funds as a result of poor performance and the addition of ETFs which serve two purposes. The first is that they allow us greater flexibility in the management of the Fund, and second they reduce the overall cost of the Fund’s investments. We believe the Fund is well positioned for improved performance going forward.

RiskPro® PFG Aggressive 30+ Fund

The RiskPro® PFG Aggressive 30+ Fund provides a globally diversified equity allocation that is focused on relative value opportunities. The Fund returned 1.62% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. The largest contributor to performance was the Wilshire Large Company Growth position, as growth stocks generally outperformed over the reporting time period. The largest detractor was equity exposure to international developed and emerging markets, both of which reported negative performance. This Fund may be appropriate for investors seeking global equity exposure to securities with attractive valuations. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® PFG 30+ Fund

The RiskPro® PFG 30+ Fund provides a globally diversified equity allocation with a growth bias and holds diversifying allocations to real estate and commodities. The Fund returned 7.34% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. Top contributors to performance were holdings in domestic large and mid-cap growth stocks. The largest detractor was an international holding, which reported negative performance for the time period. The second largest detractor was a commodities position which is included in the allocation to provide diversification. Although this position was the top detractor, on a longer term basis it offers diversification

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

from the benchmark which we believe enhances the overall risk/return profile. Overall this Fund may be a good choice for investors seeking global equity exposure with a growth tilt. It should also be noted that this Fund was repositioned to include lower cost holdings in an effort to reduce the overall cost of the Fund’s investments.

RiskPro® Aggressive 30+ Fund

The RiskPro® Aggressive 30+ Fund provides a globally diversified equity allocation with overweights toward value and small cap. The Fund returned -0.42% from 5/1/2018 through 4/30/2019, while the Morningstar Aggressive Target Risk Index returned 6.29% for the same period. The largest contributors to performance were the SA US Core Market position and a real estate holding. The largest detractor to performance was equity exposure to international developed and emerging markets, both of which reported negative performance over this reporting time period. While the performance of the Fund was disappointing, we continue to believe this Fund is a good choice for those willing to assume a higher level of risk to potentially achieve higher returns. Investors in this Fund should have a long-term investor horizon.

The results of our Funds so far reflect a very short time period relative to our investment horizon. We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in the Pacific Financial Group Mutual Funds.

Sincerely,

Jennifer Enstad, Chief Investment Officer

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. The Funds’ prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of funds. This and other important information about the Funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value. The S&P 500 TR Index is an unmanaged broad measure of the U.S. stock market utilizing a capitalization weighted composite of 500 widely held U.S. firms. The Morningstar Target Risk Index Family provides global market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. Morningstar Moderate Target Risk Total Return Index consists of 37% U.S. Equity Exposure, 27% Non-U.S. Equity Exposure, 33% U.S. Bond Exposure, 4% Non-U.S. Bond Exposure, 2% Inflation Hedge, and 1% Cash. Morningstar Moderate Aggressive Target Risk Total Return Index consists of 49% U.S. Equity Exposure, 31% Non-U.S. Equity Exposure, 18% U.S. Bond Exposure, and 2% Non-U.S. Bond Exposure. Morningstar Aggressive Target Risk Total Return Index consists of 59% U.S. Equity Exposure, 36% Non-U.S. Equity Exposure, 4% U.S. Bond Exposure, and 1% Non-U.S. Bond Exposure.

5545- NLD-7/1/2019

777 - 108th Avenue NE | Suite 2100 | Bellevue, WA 98004 | 425-451-7722 | 800-735-7199 | 425-451-7731 fax | www.tpfg.com

RiskPro® 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® 30+ Fund
Class R	3.40%	2.22%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	50.26%
Mutual Funds - Equity Funds	45.01%
Money Market Fund	4.83%
Other Assets Less Liabilities - Net	(0.10)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Aggressive 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Aggressive 30+ Fund
Class R	(0.42)%	(0.86)%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	99.64%
Money Market Fund	0.59%
Other Assets Less Liabilities - Net	(0.23)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Alternative 0-15 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Alternative 0-15 Fund
Class R	1.48%	(0.23)%
Bloomberg Barclays 1-3 Month T-Bill Index***	2.15%	1.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Alternative Funds	59.05%
Mutual Funds - Debt Funds	39.52%
Money Market Fund	1.54%
Other Assets Less Liabilities - Net	(0.11)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Dynamic 0-10 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Dynamic 0-10 Fund
Class R	2.78%	0.43%
Bloomberg Barclays U.S. Aggregate Bond Index***	5.29%	2.30%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	98.74%
Money Market Fund	1.25%
Other Assets Less Liabilities - Net	0.01%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Dynamic 15-25 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Dynamic 15-25 Fund
Class R	1.70%	0.00%
Morningstar Moderate Target Risk Index (Total Return)***	6.32%	4.67%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	39.29%
Mutual Funds - Equity Funds	35.26%
Exchange Traded Funds - Equity Funds	24.86%
Money Market Fund	0.74%
Other Assets Less Liabilities - Net	(0.15)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Dynamic 20-30 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Dynamic 20-30 Fund
Class R	1.68%	(0.31)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	6.31%	3.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations and trading was March 15, 2018.

The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Fund - Equity Fund	36.97%
Mutual Funds - Debt Funds	33.94%
Mutual Funds - Equity Funds	20.52%
Exchange Traded Fund - Debt Fund	7.93%
Money Market Funds	0.87%
Other Assets Less Liabilities - Net	(0.23)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG 0-15 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG 0-15 Fund
Class R	0.60%	(1.61)%
Bloomberg Barclays 1-3 Month T-Bill Index***	2.15%	1.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	59.63%
Mutual Funds - Alternative Fund	35.23%
Mutual Funds - Equity Fund	4.88%
Money Market Fund	0.32%
Other Assets Less Liabilities - Net	(0.06)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG 30+ Fund
Class R	7.34%	5.63%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	82.72%
Exchange Traded Funds - Equity Funds	12.57%
Exchange Traded Funds - Commodity Fund	4.24%
Money Market Fund	0.74%
Other Assets Less Liabilities - Net	(0.27)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG Aggressive 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG Aggressive 30+ Fund
Class R	1.62%	1.34%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	99.87%
Money Market Fund	0.37%
Other Assets Less Liabilities - Net	(0.24)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG Balanced 20-30 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG Balanced 20-30 Fund
Class R	5.48%	2.54%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	6.31%	5.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	43.14%
Mutual Funds - Asset Allocation Funds	27.86%
Mutual Funds - Debt Funds	12.17%
Mutual Funds - Equity Funds	12.17%
Exchange Traded Funds - Debt Fund	3.93%
Money Market Fund	0.82%
Other Assets Less Liabilities - Net	(0.09)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG Equity 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG Equity 30+ Fund
Class R	10.83%	6.27%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	79.40%
Mutual Funds - Equity Funds	20.03%
Money Market Fund	0.67%
Other Assets Less Liabilities - Net	(0.10)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® PFG Global 30+ Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® PFG Global 30+ Fund
Class R	(1.02)%	(1.55)%
Morningstar Aggressive Target Risk Index (Total Return)***	6.29%	5.51%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	67.73%
Mutual Funds - Equity Funds	31.84%
Money Market Fund	0.67%
Other Assets Less Liabilities - Net	(0.24)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RiskPro® Tactical 0-30 Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
RiskPro® Tactical 0-30 Fund
Class R	1.20%	(0.28)%
Morningstar Moderate Target Risk Index (Total Return)***	6.32%	4.67%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares, per the August 28, 2018 prospectus as supplemented December 31, 2018.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	61.54%
Mutual Funds - Equity Funds	27.97%
Mutual Funds - Alternative Fund	10.06%
Money Market Fund	0.64%
Other Assets Less Liabilities - Net	(0.21)%
100.00%

Please refer to the Portfolio of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2019.

RISKPRO® 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 50.26%
	EQUITY FUNDS - 50.26%
139,765	JPMorgan Diversified Return Emerging Markets ETF	$7,748,572
253,555	JPMorgan Diversified Return International Equity ETF	14,145,833
175,585	JPMorgan Diversified Return U.S. Equity ETF	13,189,945
53,531	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	3,577,932
57,630	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,807,277
79,155	JPMorgan U.S. Momentum Factor ETF +	2,248,493
83,923	JPMorgan U.S. Value Factor ETF	2,263,084
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,640,787)	44,981,136

	MUTUAL FUNDS - 45.01%
	EQUITY FUNDS - 45.01%
295,897	JPMorgan Equity Index Fund - Institutional Class	13,339,041
354,723	JPMorgan International Research Enhanced Equity Fund - Institutional Class	6,271,500
193,044	JPMorgan Large Cap Growth Fund - Institutional Class	7,926,370
560,649	JPMorgan Large Cap Value Fund - Institutional Class	7,927,577
339,936	JPMorgan Realty Income Fund - Institutional Class	4,820,296
	TOTAL MUTUAL FUNDS (Cost - $37,660,237)	40,284,784

	SHORT-TERM INVESTMENT - 4.83%
	MONEY MARKET FUND - 4.83%
4,318,360	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	4,318,360
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,318,360)

	TOTAL INVESTMENTS - 100.10% (Cost - $83,619,384)	$89,584,280
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(86,408)
	TOTAL NET ASSETS - 100.00%	$89,497,872

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro® 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019

See accompanying notes to financial statements.

RISKPRO® AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.64%
	EQUITY FUNDS - 99.64%
712,076	DFA International Small Company Portfolio - Institutional Class	$12,902,825
1,042,524	SA Emerging Markets Value Fund - Select Class	10,320,985
2,506,680	SA International Value Fund - Select Class	27,824,144
625,178	SA Real Estate Securities Fund - Select Class	7,602,168
1,239,748	SA US Core Market Fund - Select Class	30,646,566
618,444	SA US Small Company Fund - Select Class	15,968,221
1,353,674	SA US Value Fund - Select Class	23,215,515
	TOTAL MUTUAL FUNDS (Cost - $136,930,679)	128,480,424

	SHORT-TERM INVESTMENT - 0.59%
	MONEY MARKET FUND - 0.59%
760,987	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	760,987
	TOTAL SHORT-TERM INVESTMENT (Cost - $760,987)

	TOTAL INVESTMENTS - 100.23% (Cost - $137,691,666)	$129,241,411
	OTHER ASSETS AND LIABILITIES - NET - (0.23)%	(301,464)
	TOTAL NET ASSETS - 100.00%	$128,939,947

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019

See accompanying notes to financial statements.

RISKPRO® ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.57%
	ALTERNATIVE FUNDS - 59.05%
1,269,243	PIMCO Dynamic Bond Fund - Institutional Class	$13,745,902
1,232,578	PIMCO EqS Long/Short Fund - Institutional Class	13,841,853
1,343,891	PIMCO RAE Worldwide Long/Short PLUS Fund - Institutional Class	13,680,810
		41,268,565
	DEBT FUNDS - 39.52%
1,388,696	PIMCO Credit Opportunities Bond Fund - Institutional Class	13,886,961
1,263,406	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	13,733,219
		27,620,180

	TOTAL MUTUAL FUNDS (Cost - $69,808,263)	68,888,745

	SHORT-TERM INVESTMENT - 1.54%
	MONEY MARKET FUND - 1.54%
1,078,215	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	1,078,215
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,078,215)

	TOTAL INVESTMENTS - 100.11% (Cost - $70,886,478)	$69,966,960
	OTHER ASSETS AND LIABILITIES - NET - (0.11)%	(76,983)
	TOTAL NET ASSETS - 100.00%	$69,889,977

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.74%
	DEBT FUNDS - 98.74%
560,429	PIMCO Diversified Income Fund - Institutional Class	$6,103,067
310,493	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,384,375
522,150	PIMCO Investment Grade Credit Bond Fund - Institutional Class	5,419,922
1,416,371	PIMCO Low Duration Income Fund - Institutional Class	12,209,122
809,505	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	8,799,319
556,841	PIMCO Real Return Fund - Institutional Class	6,091,837
2,543,917	PIMCO Total Return Fund - Institutional Class	25,718,997
	TOTAL MUTUAL FUNDS (Cost - $67,184,931)	67,726,639

	SHORT-TERM INVESTMENT - 1.25%
	MONEY MARKET FUND - 1.25%
859,404	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	859,404
	TOTAL SHORT-TERM INVESTMENT (Cost - $859,404)

	TOTAL INVESTMENTS - 99.99% (Cost - $68,044,335)	$68,586,043
	OTHER ASSETS AND LIABILITIES - NET - 0.01%	7,874
	TOTAL NET ASSETS - 100.00%	$68,593,917

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 24.86%
	EQUITY FUNDS - 24.86%
811,523	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$19,327,638
316,336	PIMCO RAFI Dynamic Multi-Factor International Equity ETF +	7,874,742
753,087	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF +	21,810,755
	TOTAL EXCHANGE TRADED FUNDS (Cost - $48,235,120)	49,013,135

	MUTUAL FUNDS - 74.55%
	DEBT FUNDS - 39.29%
713,327	PIMCO Diversified Income Fund - Institutional Class	7,768,126
354,803	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,867,353
374,003	PIMCO Investment Grade Credit Bond Fund - Institutional Class	3,882,149
1,804,629	PIMCO Low Duration Income Fund - Institutional Class	15,555,901
712,878	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,748,987
710,934	PIMCO Real Return Fund - Institutional Class	7,777,623
3,053,126	PIMCO Total Return Fund - Institutional Class	30,867,102
		77,467,241
	EQUITY FUNDS - 35.26%
1,801,291	PIMCO RAE International Fund - Institutional Class	17,706,689
2,667,769	PIMCO RAE U.S. Fund - Institutional Class	29,852,333
862,059	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	7,741,293
1,770,570	PIMCO StocksPLUS International Fund U.S. Dollar - Hedged - Institutional Class	14,235,383
		69,535,698

	TOTAL MUTUAL FUNDS (Cost - $148,220,294)	147,002,939

	SHORT-TERM INVESTMENT - 0.74%
	MONEY MARKET FUND - 0.74%
1,456,518	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	1,456,518
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,456,518)

	TOTAL INVESTMENTS - 100.15% (Cost - $197,911,932)	$197,472,592
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(297,885)
	TOTAL NET ASSETS - 100.00%	$197,174,707

+	Affiliated Company - RiskPro® Dynamic 15-25 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 44.90%
	DEBT FUNDS - 7.93%
138,328	JPMorgan Disciplined High Yield ETF	$7,007,697
44,298	JPMorgan Ultra-Short Income ETF	2,229,075
53,305	JPMorgan USD Emerging Markets Sovereign Bond ETF	2,557,574
		11,794,346
	EQUITY FUNDS - 36.97%
120,107	JPMorgan Diversified Return Emerging Markets ETF	6,658,732
345,051	JPMorgan Diversified Return International Equity ETF	19,250,395
179,928	JPMorgan Diversified Return U.S. Equity ETF	13,516,191
62,032	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,146,126
24,368	JPMorgan Diversified Return U.S. Small Cap Equity ETF	764,181
159,982	JPMorgan U.S. Momentum Factor ETF +	4,544,481
226,289	JPMorgan U.S. Value Factor ETF +	6,102,154
		54,982,260

	TOTAL EXCHANGE TRADED FUNDS (Cost - $62,872,320)	66,776,606

	MUTUAL FUNDS - 54.46%
	DEBT FUNDS - 33.94%
2,548,827	JPMorgan Core Bond Fund - Institutional Class	29,260,537
2,585,384	JPMorgan Core Plus Bond Fund - Institutional Class	21,226,006
		50,486,543
	EQUITY FUNDS - 20.52%
358,995	JPMorgan Equity Index Fund - Institutional Class	16,183,496
130,277	JPMorgan Large Cap Growth Fund - Institutional Class	5,349,179
270,009	JPMorgan Large Cap Value Fund - Institutional Class	3,817,927
364,640	JPMorgan Realty Income Fund - Institutional Class	5,170,600
		30,521,202

	TOTAL MUTUAL FUNDS (Cost - $78,223,512)	81,007,745

	SHORT-TERM INVESTMENTS - 0.87%
	MONEY MARKET FUNDS - 0.87%
1,144,409	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	1,144,409
148,595	Rydex U.S. Government Money Market Fund - Retail Class, 1.48%*	148,595
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,293,004)	1,293,004

	TOTAL INVESTMENTS - 100.23% (Cost - $142,388,836)	$149,077,355
	OTHER ASSETS AND LIABILITIES - NET - (0.23)%	(335,593)
	TOTAL NET ASSETS - 100.00%	$148,741,762

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro® Dynamic 20-30 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.74%
	ALTERNATIVE FUND - 35.23%
1,476,643	Dreyfus Global Real Return Fund - Institutional Class	$21,721,417

	DEBT FUNDS - 59.63%
3,350,369	BNY Mellon Insight Core Plus Fund - Class Y ^	33,704,714
259,011	Dreyfus Floating Rate Income Fund - Institutional Class	3,061,512
		36,766,226
	EQUITY FUND - 4.88%
102,407	Dreyfus Natural Resources Fund - Institutional Class	3,006,655

	TOTAL MUTUAL FUNDS (Cost - $60,250,788)	61,494,298

	SHORT-TERM INVESTMENT - 0.32%
	MONEY MARKET FUND - 0.32%
196,622	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	196,622
	TOTAL SHORT-TERM INVESTMENT (Cost - $196,622)

	TOTAL INVESTMENTS - 100.06% (Cost - $60,447,410)	$61,690,920
	OTHER ASSETS AND LIABILITIES - NET - (0.06)%	(37,872)
	TOTAL NET ASSETS - 100.00%	$61,653,048

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

^	Affiliated Company - RiskPro® PFG 0-15 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

See accompanying notes to financial statements.

RISKPRO® PFG 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.81%
	COMMODITY FUND - 4.24%
151,959	iShares Commodities Select Strategy ETF	$5,040,480

	EQUITY FUNDS - 12.57%
68,524	Schwab International Small-Cap Equity ETF	2,274,997
62,132	SPDR Portfolio Emerging Markets ETF	2,265,333
87,475	Vanguard Global ex-U.S. Real Estate ETF	5,117,287
14,301	Vanguard Small-Cap Growth ETF	2,654,266
19,511	Vanguard Small-Cap Value ETF	2,609,791
		14,921,674

	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,879,947)	19,962,154

	MUTUAL FUNDS - 82.72%
	EQUITY FUNDS - 82.72%
137,213	MFS Growth Fund - Retail Class	15,920,814
365,945	MFS Institutional International Equity Fund - Institutional Class	9,492,612
276,021	MFS International Growth Fund - Retail Class	9,506,162
68,163	MFS International New Discovery Fund - Retail Class	2,318,891
603,735	MFS Mid Cap Growth Fund - Institutional Class	12,455,046
514,437	MFS Mid Cap Value Fund - Institutional Class	12,253,888
259,056	MFS Research Fund - Retail Class	11,152,340
522,868	MFS Research International Fund - Retail Class	9,422,086
380,107	MFS Value Fund - Retail Class	15,713,621
	TOTAL MUTUAL FUNDS (Cost - $94,436,206)	98,235,460

	SHORT-TERM INVESTMENT - 0.74%
	MONEY MARKET FUND - 0.74%
873,765	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	873,765
	TOTAL SHORT-TERM INVESTMENT (Cost - $873,765)

	TOTAL INVESTMENTS - 100.27% (Cost - $114,189,918)	$119,071,379
	OTHER ASSETS AND LIABILITIES - NET - (0.27)%	(322,512)
	TOTAL NET ASSETS - 100.00%	$118,748,867

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.87%
	EQUITY FUNDS - 99.87%
272,934	Fidelity 500 Index Fund - Retail Class	$27,951,212
2,441,096	Fidelity Emerging Markets Index Fund - Institutional Class	26,144,140
906,349	Fidelity International Index Fund - Institutional Class	37,232,823
932,464	Fidelity Mid Cap Index Fund - Institutional Class	21,008,424
4,006,604	Wilshire International Equity Fund - Institutional Class +	41,869,010
349,007	Wilshire Large Company Growth - Institutional Class +	15,450,546
1,410,994	Wilshire Large Company Value - Institutional Class +	27,570,819
382,751	Wilshire Small Company Growth - Institutional Class +	10,831,862
496,226	Wilshire Small Company Value - Institutional Class +	10,723,440
	TOTAL MUTUAL FUNDS (Cost - $220,053,080)	218,782,276

	SHORT-TERM INVESTMENT - 0.37%
	MONEY MARKET FUND - 0.37%
804,040	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	804,040
	TOTAL SHORT-TERM INVESTMENT (Cost - $804,040)

	TOTAL INVESTMENTS - 100.24% (Cost - $220,857,120)	$219,586,316
	OTHER ASSETS AND LIABILITIES - NET - (0.24)%	(524,384)
	TOTAL NET ASSETS - 100.00%	$219,061,932

+	Affiliated Company - RiskPro® PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 47.07%
	DEBT FUND - 3.93%
168,753	iShares 1-3 Year Treasury Bond ETF	$14,193,815

	EQUITY FUNDS - 43.14%
133,739	Health Care Select Sector SPDR Fund	11,937,543
171,138	Invesco QQQ Trust Series 1	32,437,497
232,454	iShares Core S&P Mid-Cap ETF	45,767,868
298,023	iShares Core S&P Small-Cap ETF	23,880,583
154,724	Vanguard S&P 500 ETF	41,777,027
		155,800,518

	TOTAL EXCHANGE TRADED FUNDS (Cost - $162,943,655)	169,994,333

	MUTUAL FUNDS - 52.20%
	ASSET ALLOCATION FUNDS - 27.86%
1,437,633	American Balanced Fund - Retail Class	39,247,370
778,771	BlackRock Balanced Capital Fund, Inc. - Institutional Class	17,911,730
1,847,741	Fidelity Balanced Fund - Institutional Class	43,440,399
		100,599,499
	DEBT FUNDS - 12.17%
811,420	Guggenheim Total Return Bond Fund - Institutional Class	21,689,256
2,125,868	Semper MBS Total Return Fund - Institutional Class	22,279,094
		43,968,350
	EQUITY FUNDS - 12.17%
1,198,238	AQR Large Cap Defensive Style Fund - Institutional Class	26,085,649
1,365,477	GuideStone Defensive Market Strategies Fund - Investor Class	17,846,783
		43,932,432

	TOTAL MUTUAL FUNDS (Cost - $186,308,213)	188,500,281

	SHORT-TERM INVESTMENT - 0.82%
	MONEY MARKET FUND - 0.82%
2,977,329	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	2,977,329
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,977,329)

	TOTAL INVESTMENTS - 100.09% (Cost - $352,229,197)	$361,471,943
	OTHER ASSETS AND LIABILITIES - NET - (0.09)%	(337,777)
	TOTAL NET ASSETS - 100.00%	$361,134,166

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.40%
	EQUITY FUNDS - 79.40%
107,739	First Trust Dow Jones Internet Index Fund ^	$15,916,282
214,707	Health Care Select Sector SPDR Fund	19,164,747
106,866	Invesco QQQ Trust Series 1	20,255,382
317,208	iShares Core S&P Mid-Cap ETF	62,455,083
561,126	iShares Core S&P Small-Cap ETF	44,963,026
652,485	iShares Edge MSCI Min Vol USA ETF	39,201,299
300,123	iShares Exponential Technologies ETF	11,722,804
290,781	iShares Russell 1000 ETF	47,542,694
305,775	iShares Russell Top 200 Growth ETF	26,308,881
499,706	iShares Russell Top 200 Value ETF+	27,278,951
	TOTAL EXCHANGE TRADED FUNDS (Cost - $292,179,588)	314,809,149

	MUTUAL FUNDS - 20.03%
	EQUITY FUNDS - 20.03%
817,126	Akre Focus Fund - Institutional Class	35,340,692
2,861,885	DoubleLine Shiller Enhanced CAPE/USA - Class I	44,073,032
	TOTAL MUTUAL FUNDS (Cost - $72,892,508)	79,413,724

	SHORT-TERM INVESTMENT - 0.67%
	MONEY MARKET FUND - 0.67%
2,633,399	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	2,633,399
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,633,399)

	TOTAL INVESTMENTS - 100.10% (Cost - $367,705,495)	$396,856,272
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(387,632)
	TOTAL NET ASSETS - 100.00%	$396,468,640

^	Non-income producing security.

+	Affiliated Company - RiskPro® PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this Exchange Traded Fund.

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 67.73%
	EQUITY FUNDS - 67.73%
68,437	Health Care Select Sector SPDR Fund	$6,108,687
97,534	Invesco QQQ Trust Series 1	18,486,595
145,585	iShares Core MSCI EAFE ETF	9,107,797
239,950	iShares Core MSCI Emerging Markets ETF	12,678,958
92,306	iShares Core S&P Mid-Cap ETF	18,174,128
127,918	iShares Core S&P Small-Cap ETF	10,250,069
192,022	iShares MSCI Pacific ex Japan ETF	8,973,188
108,706	iShares MSCI Switzerland ETF	3,935,157
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,640,895)	87,714,579

	MUTUAL FUNDS - 31.84%
	EQUITY FUNDS - 31.84%
702,270	AQR Large Cap Defensive Style Fund - Institutional Class	15,288,419
1,121,193	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	6,469,286
794,231	PIMCO StocksPLUS International Fund U.S. Dollar - Institutional Class	6,385,617
310,946	T Rowe Price Global Stock Fund - Class I	13,093,927
	TOTAL MUTUAL FUNDS (Cost - $39,319,508)	41,237,249

	SHORT-TERM INVESTMENT - 0.67%
	MONEY MARKET FUND - 0.67%
875,691	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	875,691
	TOTAL SHORT-TERM INVESTMENT (Cost - $875,691)

	TOTAL INVESTMENTS - 100.24% (Cost - $125,836,094)	$129,827,519
	OTHER ASSETS AND LIABILITIES - NET - (0.24)%	(314,340)
	TOTAL NET ASSETS - 100.00%	$129,513,179

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

RISKPRO® TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.57%
	ALTERNATIVE FUND - 10.06%
895,707	Meeder Spectrum Fund - Institutional Class +	$10,408,112

	ASSET ALLOCATION FUNDS - 61.54%
4,406,643	Meeder Balanced Fund - Institutional Class +^	51,689,918
533,651	Meeder Conservative Allocation - Institutional Class ^	11,991,145
		63,681,063
	EQUITY FUNDS - 27.97%
1,169,863	Meeder Moderate Allocation Fund - Institutional Class +^	13,348,138
2,044,263	Meeder Muirfield Fund - Institutional Class	15,597,728
		28,945,866

	TOTAL MUTUAL FUNDS (Cost - $103,116,218)	103,035,041

	SHORT-TERM INVESTMENT - 0.64%
	MONEY MARKET FUND - 0.64%
663,981	Milestone Treasury Obligations Portfolio - Institutional Class, 2.29%*	663,981
	TOTAL SHORT-TERM INVESTMENT (Cost - $663,981)

	TOTAL INVESTMENTS - 100.21% (Cost - $103,780,199)	$103,699,022
	OTHER ASSETS AND LIABILITIES - NET - (0.21)%	(218,107)
	TOTAL NET ASSETS - 100.00%	$103,480,915

+	Affiliated Company - RiskPro® Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2019.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2019

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Assets:
Investments in unaffiliated securities, at cost	$81,620,369	$137,691,666	$70,886,478	$68,044,335
Investments in affiliated securities, at cost	1,999,015	—	—	—
Total Securities, at cost	$83,619,384	$137,691,666	$70,886,478	$68,044,335
Investments in unaffiliated securities, at fair value, net	$87,335,787	$129,241,411	$69,966,960	$68,586,043
Investments in affiliated securities, at fair value, net	2,248,493	—	—	—
Total Securities, at fair value	$89,584,280	$129,241,411	$69,966,960	$68,586,043
Receivable for Fund shares sold	54,400	51,242	17,679	50,113
Interest and dividends receivable	9,138	1,006	80,003	187,433
Prepaid expenses and other assets	12,689	18,202	27,211	14,017
Total Assets	89,660,507	129,311,861	70,091,853	68,837,606
Liabilities:
Payable for Fund shares redeemed	1,076	139,084	67,701	111,318
Accrued 12b-1 fees	18,236	26,350	14,353	14,287
Accrued investment advisory fees	91,178	131,749	71,765	71,435
Payable to related parties	6,498	10,760	3,270	5,764
Accrued expenses and other liabilities	45,647	63,971	44,787	40,885
Total Liabilities	162,635	371,914	201,876	243,689
Net Assets	$89,497,872	$128,939,947	$69,889,977	$68,593,917

Net Assets:
Paid in capital	$89,801,970	$135,419,599	$70,772,167	$68,245,163
Accumulated earnings/(deficit)	(304,098)	(6,479,652)	(882,190)	348,754
Net Assets	$89,497,872	$128,939,947	$69,889,977	$68,593,917

Class R Shares:
Net assets	$89,497,872	$128,939,947	$69,889,977	$68,593,917
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	8,966,642	13,596,895	7,207,587	6,894,372

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.98	$9.48	$9.70	$9.95

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2019

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Assets:
Investments in unaffiliated securities, at cost	$169,018,525	$132,585,444	$27,392,627	$114,189,918
Investments in affiliated securities, at cost	28,893,407	9,803,392	33,054,783	—
Total Securities, at cost	$197,911,932	$142,388,836	$60,447,410	$114,189,918
Investments in unaffiliated securities, at fair value, net	$167,787,095	$138,430,720	$27,986,206	$119,071,379
Investments in affiliated securities, at fair value, net	29,685,497	10,646,635	33,704,714	—
Total Securities, at fair value	$197,472,592	$149,077,355	$61,690,920	$119,071,379
Receivable for Fund shares sold	38,403	30,967	39,140	18,756
Interest and dividends receivable	210,625	46,559	95,788	1,126
Prepaid expenses and other assets	24,260	24,380	13,532	11,276
Total Assets	197,745,880	149,179,261	61,839,380	119,102,537
Liabilities:
Payable for Fund shares redeemed	225,637	175,087	63,758	136,640
Accrued 12b-1 Fees	40,385	30,399	12,684	24,032
Accrued investment advisory fees	201,926	151,995	63,422	120,159
Payable to related parties	15,617	12,837	6,969	11,234
Accrued expenses and other liabilities	87,608	67,181	39,499	61,605
Total Liabilities	571,173	437,499	186,332	353,670
Net Assets	$197,174,707	$148,741,762	$61,653,048	$118,748,867

Net Assets:
Paid in capital	$199,297,855	$148,756,375	$63,431,152	$113,145,053
Accumulated earnings/(deficit)	(2,123,148)	(14,613)	(1,778,104)	5,603,814
Net Assets	$197,174,707	$148,741,762	$61,653,048	$118,748,867

Class R Shares:
Net assets	$197,174,707	$148,741,762	$61,653,048	$118,748,867
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	20,072,435	14,927,242	6,398,020	11,288,906

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.82	$9.96	$9.64	$10.52

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2019

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Assets:
Investments in unaffiliated securities, at cost	$109,744,072	$352,229,197	$341,489,068	$125,836,094
Investments in affiliated securities, at cost	111,113,048	—	26,216,427	—
Total Securities, at cost	$220,857,120	$352,229,197	$367,705,495	$125,836,094
Investments in unaffiliated securities, at fair value, net	$113,140,639	$361,471,943	$369,577,321	$129,827,519
Investments in affiliated securities, at fair value, net	106,445,677	—	27,278,951	—
Total Securities, at fair value	$219,586,316	$361,471,943	$396,856,272	$129,827,519
Receivable for Fund shares sold	71,083	173,877	243,721	39,230
Interest and dividends receivable	1,058	154,666	116,098	1,440
Prepaid expenses and other assets	1,428	31,642	28,570	16,715
Total Assets	219,659,885	361,832,128	397,244,661	129,884,904
Liabilities:
Payable for Fund shares redeemed	216,938	124,353	125,256	136,242
Accrued 12b-1 Fees	44,643	72,889	80,008	26,424
Accrued investment advisory fees	223,215	364,464	400,040	132,118
Payable to related parties	16,214	24,533	27,925	11,416
Accrued expenses and other liabilities	96,943	111,723	142,792	65,525
Total Liabilities	597,953	697,962	776,021	371,725
Net Assets	$219,061,932	$361,134,166	$396,468,640	$129,513,179

Net Assets:
Paid in capital	$222,165,622	$351,960,075	$367,813,444	$132,979,898
Accumulated earnings/(deficit)	(3,103,690)	9,174,091	28,655,196	(3,466,719)
Net Assets	$219,061,932	$361,134,166	$396,468,640	$129,513,179

Class R Shares:
Net assets	$219,061,932	$361,134,166	$396,468,640	$129,513,179
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	22,083,878	35,475,570	36,554,046	13,414,220

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.92	$10.18	$10.85	$9.65

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2019

RiskPro® Tactical
0-30 Fund
Assets:
Investments in unaffiliated securities, at cost	$28,481,101
Investments in affiliated securities, at cost	75,299,098
Total Securities, at cost	$103,780,199
Investments in unaffiliated securities, at fair value, net	$28,252,854
Investments in affiliated securities, at fair value, net	75,446,168
Total Securities, at fair value	$103,699,022
Receivable for Fund shares sold	39,174
Interest and dividends receivable	776
Prepaid expenses and other assets	12,046
Total Assets	103,751,018
Liabilities:
Payable for Fund shares redeemed	78,335
Accrued 12b-1 Fees	21,094
Accrued investment advisory fees	105,470
Payable to related parties	8,302
Accrued expenses and other liabilities	56,902
Total Liabilities	270,103
Net Assets	$103,480,915

Net Assets:
Paid in capital	$104,017,304
Accumulated deficit	(536,389)
Net Assets	$103,480,915

Class R Shares:
Net assets	$103,480,915
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,424,423

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.93

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Year Ended April 30, 2019

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Investment Income:
Dividend income	$1,395,743	$2,181,044	$1,960,623	$2,141,401
Income from affiliates	11,890	—	—	—
Interest income	40,978	14,484	20,752	27,673
Total Investment Income	1,448,611	2,195,528	1,981,375	2,169,074
Expenses:
Investment advisory fees	1,110,573	1,618,238	757,318	778,972
Distribution fees (12b-1) - Class R Shares	222,115	323,648	151,464	155,794
Administrative service fees	76,209	110,147	51,713	56,981
Shareholder services fee	315,434	513,385	217,088	179,129
Registration fees	19,008	49,703	19,534	19,541
Audit fees	16,823	16,824	16,823	16,823
Custodian fees	4,877	2,659	2,232	2,933
Compliance officer fees	5,630	7,552	6,109	4,615
Printing and postage expense	3,573	11,790	9,393	1,111
Legal fees	11,127	16,656	13,122	5,032
Trustees’ fees and expenses	12,005	12,547	12,075	11,069
Insurance expense	2,642	2,594	1,924	2,565
Miscellaneous Expense	394	3,855	2,110	794
Total Expenses	1,800,410	2,689,598	1,260,905	1,235,359
Net Investment Income/(Loss)	(351,799)	(494,070)	720,470	933,715

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(6,903,687)	(1,171,466)	(339,351)	(364,376)
Affiliated investments (Note 5)	5,150	—	—	—
Payments from affiliates (Note 4)	41,650	40,456	5,174	2,789
Distributions received from underlying investment companies	2,980,387	3,942,719	357,887	37,135
Total realized gain/(loss)	(3,876,500)	2,811,709	23,710	(324,452)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	6,600,301	(3,063,147)	212,257	1,276,071
Affiliated Investments (Note 5)	249,478	—	—	—
Total unrealized appreciation/(depreciation)	6,849,779	(3,063,147)	212,257	1,276,071

Net Realized and Unrealized Gain/(Loss) on Investments	2,973,279	(251,438)	235,967	951,619
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,621,480	$(745,508)	$956,437	$1,885,334

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2019

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Investment Income:
Dividend income	$6,208,961	$2,780,243	$1,848,034	$2,341,468
Income from affiliates	111,598	71,475	289,261	—
Interest income	28,856	22,116	12,483	14,825
Total Investment Income	6,349,415	2,873,834	2,149,778	2,356,293
Expenses:
Investment advisory fees	2,546,333	1,882,352	749,997	1,430,652
Distribution fees (12b-1) - Class R Shares	509,267	376,470	150,000	286,130
Administrative service fees	166,081	123,791	61,602	101,259
Shareholder services fee	803,518	604,567	210,322	439,562
Registration fees	32,511	33,063	19,032	21,430
Audit fees	16,849	15,648	16,822	16,826
Custodian fees	2,278	5,040	3,313	6,745
Compliance officer fees	8,452	8,847	5,742	6,654
Printing and postage expense	8,925	17,580	7,687	12,877
Legal fees	15,836	11,454	12,704	11,814
Trustees’ fees and expenses	11,965	13,221	12,085	12,117
Insurance expense	3,316	6,016	1,913	2,637
Miscellaneous Expense	11,389	9,230	1,534	2,321
Total Expenses	4,136,720	3,107,279	1,252,753	2,351,024
Net Investment Income/(Loss)	2,212,695	(233,445)	897,025	5,269

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	(7,130,035)	(7,552,951)	(3,604,914)	(1,283,277)
Affiliated investments (Note 5)	5,042	—	(10,284)	—
Payments from affiliates (Note 4)	34,813	—	6,734	22,253
Distributions received from underlying investment companies	5,555,095	980,655	328,025	3,316,771
Total realized gain/(loss)	(1,535,085)	(6,572,296)	(3,280,439)	2,055,747
Net change in unrealized appreciation of:
Unaffiliated investments	1,209,580	8,287,664	2,096,940	5,953,080
Affiliated Investments (Note 5)	792,090	843,243	649,931	—
Total unrealized appreciation	2,001,670	9,130,907	2,746,871	5,953,080

Net Realized and Unrealized Gain/(Loss) on Investments	466,585	2,558,611	(533,568)	8,008,827
Net Increase in Net Assets Resulting from Operations	$2,679,280	$2,325,166	$363,457	$8,014,096

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2019

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investment Income:
Dividend income	$997,068	$6,642,024	$5,011,439	$2,066,015
Income from affiliates	1,872,873	—	579,670	—
Interest income	19,820	66,682	60,979	27,522
Total Investment Income	2,889,761	6,708,706	5,652,088	2,093,537
Expenses:
Investment advisory fees	2,787,518	3,586,989	4,341,812	1,628,585
Distribution fees (12b-1) - Class R Shares	557,504	717,398	868,362	325,717
Administrative service fees	181,345	217,553	263,826	112,139
Shareholder services fee	838,231	1,095,420	1,461,980	536,761
Registration fees	22,674	33,291	32,797	18,877
Audit fees	16,826	16,439	16,826	16,826
Custodian fees	1,221	22,585	40,871	10,953
Compliance officer fees	6,313	12,804	15,106	9,001
Printing and postage expense	16,351	18,370	24,920	9,873
Legal fees	11,640	18,256	24,763	16,384
Trustees’ fees and expenses	12,753	12,020	12,291	12,291
Insurance expense	3,978	2,985	4,867	1,989
Miscellaneous Expense	1,206	24,180	33,349	8,792
Total Expenses	4,457,560	5,778,290	7,141,770	2,708,188
Net Investment Income/(Loss)	(1,567,799)	930,416	(1,489,682)	(614,651)

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	7,976	(4,147,893)	(952,807)	(8,345,654)
Affiliated investments (Note 5)	(10,283,278)	—	(161,776)	—
Payments from affiliates (Note 4)	63,717	35,851	76,793	32,966
Distributions received from underlying investment companies	9,739,521	5,675,773	4,254,363	1,848,665
Total realized gain/(loss)	(472,064)	1,563,731	3,216,573	(6,464,023)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	5,557,118	14,020,013	29,350,572	5,108,231
Affiliated Investments (Note 5)	(923,272)	—	1,912,116	—
Total unrealized appreciation	4,633,846	14,020,013	31,262,688	5,108,231

Net Realized and Unrealized Gain/(Loss) on Investments	4,161,782	15,583,744	34,479,261	(1,355,792)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,593,983	$16,514,160	$32,989,579	$(1,970,443)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2019

RiskPro® Tactical
0-30 Fund
Investment Income:
Dividend income	$437,629
Income from affiliates	1,340,714
Interest income	11,386
Total Investment Income	1,789,729
Expenses:
Investment advisory fees	1,261,268
Distribution fees (12b-1) - Class R Shares	252,254
Administrative service fees	86,830
Shareholder services fee	370,118
Registration fees	20,735
Audit fees	16,823
Custodian fees	3,698
Compliance officer fees	6,103
Printing and postage expense	7,273
Legal fees	11,613
Trustees’ fees and expenses	12,567
Insurance expense	2,565
Miscellaneous Expense	6,377
Total Expenses	2,058,224
Net Investment Loss	(268,495)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(37,473)
Affiliated investments (Note 5)	(423,214)
Payments from affiliates (Note 4)	11,802
Distributions received from underlying investment companies	421,423
Total realized loss	(27,462)
Net change in unrealized appreciation of:
Unaffiliated Investments	265,604
Affiliated Investments (Note 5)	1,414,088
Total unrealized appreciation	1,679,692

Net Realized and Unrealized Gain on Investments	1,652,230
Net Increase in Net Assets Resulting from Operations	$1,383,735

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets

	RiskPro® 30+ Fund		RiskPro® Aggressive 30+ Fund
	Year Ended	Period* Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(351,799)	$(690,323)	$(494,070)	$513,395
Distributions received from underlying investment companies	2,980,387	443,973	3,942,719	2,840,123
Net realized gain/(loss) on investments and trade error	(6,856,887)	46,714	(1,131,010)	188,135
Net change in unrealized appreciation/(depreciation) on investments	6,849,779	(884,883)	(3,063,147)	(5,387,108)
Net increase/(decrease) in net assets resulting from operations	2,621,480	(1,084,519)	(745,508)	(1,845,455)

From Distributions to Shareholders:
Net Investment Income	—	—	—	(1,392,985)
Return of capital	(341,331)	—	—	—
Total Distributions Paid**	(2,179,309)	—	(2,978,465)	—
Total distributions to shareholders	(2,520,640)	—	(2,978,465)	(1,392,985)

From Shares of Beneficial Interest:
Proceeds from shares sold	26,193,949	98,070,470	42,244,958	140,040,513
Reinvestment of distributions	2,520,640	—	2,978,465	1,391,291
Cost of shares redeemed	(25,350,707)	(10,952,801)	(42,681,617)	(8,071,250)
Net increase in net assets from share transactions of beneficial interest	3,363,882	87,117,669	2,541,806	133,360,554
Total increase/(decrease) in net assets	3,464,722	86,033,150	(1,182,167)	130,122,114

Net Assets:
Beginning of period	86,033,150	—	130,122,114	—
End of period ***	$89,497,872	$86,033,150	$128,939,947	$130,122,114

Share Activity:
Shares Sold	2,597,775	9,704,557	4,414,915	13,975,093
Shares Reinvested	291,403	—	361,026	140,534
Shares Redeemed	(2,547,641)	(1,079,452)	(4,480,047)	(814,626)
Net increase in shares of beneficial interest outstanding	341,537	8,625,105	295,894	13,301,001

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment loss of $676,820 and $828,415, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Alternative 0-15 Fund		RiskPro® Dynamic 0-10 Fund
	Year Ended	Period* Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income	$720,470	$513,144	$933,715	$79,356
Distributions received from underlying investment companies	357,887	17	37,135	—
Net realized loss on investments and trade error	(334,177)	(15,954)	(361,587)	(128,662)
Net change in unrealized appreciation/(depreciation) on investments	212,257	(1,131,775)	1,276,071	(734,363)
Net increase/(decrease) in net assets resulting from operations	956,437	(634,568)	1,885,334	(783,669)

From Distributions to Shareholders:
Net Investment Income	—	(715,434)	—	(121,259)
Total Distributions Paid**	(520,907)	—	(639,886)	—
Total distributions to shareholders	(520,907)	(715,434)	(639,886)	(121,259)

From Shares of Beneficial Interest:
Proceeds from shares sold	43,449,847	57,378,158	52,863,727	86,075,749
Reinvestment of distributions	520,412	713,849	638,178	121,052
Cost of shares redeemed	(24,694,883)	(6,562,934)	(40,378,162)	(31,067,147)
Net increase in net assets from share transactions of beneficial interest	19,275,376	51,529,073	13,123,743	55,129,654
Total increase in net assets	19,710,906	50,179,071	14,369,191	54,224,726

Net Assets:
Beginning of period	50,179,071	—	54,224,726	—
End of period ***	$69,889,977	$50,179,071	$68,593,917	$54,224,726

Share Activity:
Shares Sold	4,502,187	5,815,563	5,416,962	8,677,776
Shares Reinvested	54,607	73,366	66,270	12,191
Shares Redeemed	(2,562,235)	(675,901)	(4,137,062)	(3,141,765)
Net increase in shares of beneficial interest outstanding	1,994,559	5,213,028	1,346,170	5,548,202

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment loss of $164,288 and $20,015, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Dynamic 15-25 Fund		RiskPro® Dynamic 20-30 Fund
	Year Ended	Period* Ended	Year Ended	Period** Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$2,212,695	$1,007,447	$(233,445)	$(132,006)
Distributions received from underlying investment companies	5,555,095	—	980,655	—
Net realized loss on investments and trade error	(7,090,180)	(592,567)	(7,552,951)	—
Net change in unrealized appreciation/(depreciation) on investments	2,001,670	(2,441,010)	9,130,907	(2,442,388)
Net increase/(decrease) in net assets resulting from operations	2,679,280	(2,026,130)	2,325,166	(2,574,394)

From Distributions to Shareholders:
Net Investment Income	—	(1,760,716)	—	—
Return of Capital	—	—	(64,832)	—
Total Distributions Paid***	(1,197,400)	—	—	—
Total distributions to shareholders	(1,197,400)	(1,760,716)	(64,832)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	61,639,600	231,503,026	47,600,011	160,806,817
Reinvestment of distributions	1,195,363	1,757,477	64,741	—
Cost of shares redeemed	(78,729,229)	(17,886,564)	(55,041,629)	(4,374,118)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(15,894,266)	215,373,939	(7,376,877)	156,432,699
Total increase/(decrease) in net assets	(14,412,386)	211,587,093	(5,116,543)	153,858,305

Net Assets:
Beginning of period	211,587,093	—	153,858,305	—
End of period ****	$197,174,707	$211,587,093	$148,741,762	$153,858,305

Share Activity:
Shares Sold	6,404,068	23,410,754	4,861,994	16,151,473
Shares Reinvested	133,560	179,518	7,209	—
Shares Redeemed	(8,225,619)	(1,829,846)	(5,649,420)	(444,014)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,687,991)	21,760,426	(780,217)	15,707,459

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Commencement of operations and trading was March 15, 2018.

***	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

****	Net Assets - End of year includes undistributed net investment loss of $571,451 and $132,006, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG 0-15 Fund		RiskPro® PFG 30+ Fund
	Year Ended	Period* Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$897,025	$99,995	$5,269	$(143,588)
Distributions received from underlying investment companies	328,025	24,528	3,316,771	1,164,620
Net realized loss on investments	(3,608,464)	(8,318)	(1,261,024)	—
Net change in unrealized appreciation/(depreciation) on investments	2,746,871	(1,503,361)	5,953,080	(1,071,619)
Net increase/(decrease) in net assets resulting from operations	363,457	(1,387,156)	8,014,096	(50,587)

From Distributions to Shareholders:
Net Investment Income	—	(225,012)	—	(663,883)
Total Distributions Paid**	(530,905)	—	(1,695,812)	—
Total distributions to shareholders	(530,905)	(225,012)	(1,695,812)	(663,883)

From Shares of Beneficial Interest:
Proceeds from shares sold	27,078,030	66,770,519	37,639,834	122,384,926
Reinvestment of distributions	530,077	224,501	1,693,768	662,718
Cost of shares redeemed	(24,531,756)	(6,638,707)	(40,855,569)	(8,380,624)
Net increase/(decrease) in net assets from share transactions of beneficial interest	3,076,351	60,356,313	(1,521,967)	114,667,020
Total increase in net assets	2,908,903	58,744,145	4,796,317	113,952,550

Net Assets:
Beginning of period	58,744,145	—	113,952,550	—
End of period ***	$61,653,048	$58,744,145	$118,748,867	$113,952,550

Share Activity:
Shares Sold	2,837,070	6,727,986	3,742,927	12,194,745
Shares Reinvested	57,244	22,677	190,525	66,806
Shares Redeemed	(2,572,176)	(674,781)	(4,072,096)	(834,001)
Net increase/(decrease) in shares of beneficial interest outstanding	322,138	6,075,882	(138,644)	11,427,550

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment loss of $125,017 and $771,912, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Aggressive 30+ Fund		RiskPro® PFG Balanced 20-30 Fund
	Year Ended	Period* Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(1,567,799)	$(133,409)	$930,416	$102,629
Distributions received from underlying investment companies	9,739,521	2,475,401	5,675,773	3,407,115
Net realized gain/(loss) on investments	(10,211,585)	2,271,862	(4,112,042)	(1,110,020)
Net change in unrealized appreciation/(depreciation) on investments	4,633,846	(5,904,650)	14,020,013	(4,777,267)
Net increase/(decrease) in net assets resulting from operations	2,593,983	(1,290,796)	16,514,160	(2,377,543)

From Distributions to Shareholders:
Net Investment Income	—	(1,428,683)	—	(1,273,343)
Return of Capital	(261,228)	—	—	—
Total Distributions Paid**	(3,210,842)	—	(3,689,183)	—
Total distributions to shareholders	(3,472,070)	(1,428,683)	(3,689,183)	(1,273,343)

From Shares of Beneficial Interest:
Proceeds from shares sold	59,579,909	248,225,766	202,766,424	453,517,674
Reinvestment of distributions	3,469,887	1,426,876	3,643,815	1,251,747
Cost of shares redeemed	(73,031,053)	(17,011,887)	(82,129,696)	(227,089,889)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(9,981,257)	232,640,755	124,280,543	227,679,532
Total increase/(decrease) in net assets	(10,859,344)	229,921,276	137,105,520	224,028,646

Net Assets:
Beginning of period	229,921,276	—	224,028,646	—
End of period ***	$219,061,932	$229,921,276	$361,134,166	$224,028,646

Share Activity:
Shares Sold	6,090,091	24,673,758	20,484,458	45,472,707
Shares Reinvested	405,361	143,405	404,869	126,057
Shares Redeemed	(7,538,817)	(1,689,920)	(8,351,134)	(22,661,387)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,043,365)	23,127,243	12,538,193	22,937,377

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment income of $0 and $0, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Equity 30+ Fund		RiskPro® PFG Global 30+ Fund
	Year Ended	Period* Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2019	2018	2019	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(1,489,682)	$(487,233)	$(614,651)	$(615,316)
Distributions received from underlying investment companies	4,254,363	74	1,848,665	697,433
Net realized gain/(loss) on investments	(1,037,790)	(2,683,078)	(8,312,688)	1,197,240
Net change in unrealized appreciation/(depreciation) on investments	31,262,688	(2,111,911)	5,108,231	(1,116,806)
Net increase/(decrease) in net assets resulting from operations	32,989,579	(5,282,148)	(1,970,443)	162,551

From Distributions to Shareholders:
Net Investment Income	—	(592,152)	—	(499,378)
Total Distributions Paid**	—	—	(1,232,066)	—
Total distributions to shareholders	—	(592,152)	(1,232,066)	(499,378)

From Shares of Beneficial Interest:
Proceeds from shares sold	154,103,693	414,872,800	48,984,916	229,542,255
Reinvestment of distributions	—	591,542	1,232,016	497,988
Cost of shares redeemed	(91,432,782)	(108,781,892)	(51,766,344)	(95,438,316)
Net increase/(decrease) in net assets from share transactions of beneficial interest	62,670,911	306,682,450	(1,549,412)	134,601,927
Total increase/(decrease) in net assets	95,660,490	300,808,150	(4,751,921)	134,265,100

Net Assets:
Beginning of period	300,808,150	—	134,265,100	—
End of period ***	$396,468,640	$300,808,150	$129,513,179	$134,265,100

Share Activity:
Shares Sold	14,871,892	41,443,224	5,120,152	22,895,305
Shares Reinvested	—	59,571	151,353	49,749
Shares Redeemed	(9,032,214)	(10,788,427)	(5,476,440)	(9,325,899)
Net increase/(decrease) in shares of beneficial interest outstanding	5,839,678	30,714,368	(204,935)	13,619,155

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment loss of $1,043,230 and $0, respectively, as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Tactical 0-30 Fund
	Year Ended	Period* Ended
	April 30,	April 30,
	2019	2018

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(268,495)	$(427,828)
Distributions received from underlying investment companies	421,423	—
Net realized loss on investments	(448,885)	(15,515)
Net change in unrealized appreciation/(depreciation) on investments	1,679,692	(1,760,869)
Net increase/(decrease) in net assets resulting from operations	1,383,735	(2,204,212)

From Distributions to Shareholders:
Net Investment Income	—	(98,727)
Total Distributions Paid**	(161,964)	—
Total distributions to shareholders	(161,964)	(98,727)

From Shares of Beneficial Interest:
Proceeds from shares sold	47,804,029	114,494,555
Reinvestment of distributions	161,690	98,466
Cost of shares redeemed	(46,587,150)	(11,409,507)
Net increase in net assets from share transactions of beneficial interest	1,378,569	103,183,514
Total increase in net assets	2,600,340	100,880,575

Net Assets:
Beginning of period	100,880,575	—
End of period ***	$103,480,915	$100,880,575

Share Activity:
Shares Sold	4,866,607	11,399,919
Shares Reinvested	17,092	9,846
Shares Redeemed	(4,726,715)	(1,142,326)
Net increase in shares of beneficial interest outstanding	156,984	10,267,439

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of year includes undistributed net investment loss off $526,555 as of April 30, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended		Period Ended
	April 30,		April 30,
	2019		2018*

Net asset value, beginning of period	$9.97		$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)		(0.09)
Net realized and unrealized gain on investments	0.34		0.06	(3)
Total income/(loss) from investment operations	0.30		(0.03)
Less distributions from:
Net realized gain	(0.25)		—
Return of capital	(0.04)		—
Total distributions from net investment income and net realized gains	(0.29)		—
Net asset value, end of period	$9.98		$9.97
Total return (4)	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.03%		2.34	% (6)
Ratio of net investment loss to average net assets (2,5)	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	116%		38	% (7)

*	RiskPro® 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.78	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	0.04
Net realized and unrealized loss on investments	(0.03)	(0.11)
Total loss from investment operations	(0.07)	(0.07)
Less distributions from:
Net investment income	—	(0.15)
Net realized gain	(0.23)	—
Total distributions from net investment income and net realized gains	(0.23)	(0.15)
Net asset value, end of period	$9.48	$9.78
Total return (3)	(0.42)%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$128,940	$130,122
Ratio of expenses to average net assets (4)	2.08%	2.19	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.38)%	1.17	% (5)
Portfolio turnover rate	42%	9	% (6)

*	RiskPro® Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Alternative 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended		Period Ended
	April 30,		April 30,
	2019		2018*

Net asset value, beginning of period	$9.63		$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.11		0.11
Net realized and unrealized gain/(loss) on investments	0.03		(0.28)
Total income/(loss) from investment operations	0.14		(0.17)
Less distributions from:
Net investment income	(0.07)		(0.20)
Net realized gain	(0.00	) (7)	—
Total distributions from net investment income and net realized gains	(0.07)		(0.20)
Net asset value, end of period	$9.70		$9.63
Total return (3)	1.48%		(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$69,890		$50,179
Ratio of expenses to average net assets (4)	2.08%		2.47	% (5)
Ratio of net investment income to average net assets (2,4)	1.19%		3.06	% (5)
Portfolio turnover rate	28%		2	% (6)

*	RiskPro® Alternative 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 0-10 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended		Period Ended
	April 30,		April 30,
	2019		2018*

Net asset value, beginning of period	$9.77		$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.15		0.02
Net realized and unrealized gain/(loss) on investments	0.12		(0.23)
Total income/(loss) from investment operations	0.27		(0.21)
Less distributions from:
Net investment income	(0.09)		(0.02)
Net realized gain	(0.00	) (7)	—
Total distributions from net investment income and net realized gains	(0.09)		(0.02)
Net asset value, end of period	$9.95		$9.77
Total return (3)	2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$68,594		$54,225
Ratio of expenses to average net assets (4)	1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.50%		0.41	% (5)
Portfolio turnover rate	38%		43	% (6)

*	RiskPro® Dynamic 0-10 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 15-25 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.72	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.10	0.05
Net realized and unrealized gain/(loss) on investments	0.06	(0.22)
Total income/(loss) from investment operations	0.16	(0.17)
Less distributions from:
Net investment income	(0.06)	(0.11)
Net asset value, end of period	$9.82	$9.72
Total return (3)	1.70%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$197,175	$211,587
Ratio of expenses to average net assets (4)	2.03%	2.12	% (5)
Ratio of net investment income to average net assets (2,4)	1.09%	1.41	% (5)
Portfolio turnover rate	60%	13	% (6)

*	RiskPro® Dynamic 15-25 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended		Period Ended
	April 30,		April 30,
	2019		2018*

Net asset value, beginning of period	$9.80		$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.18		(0.19)
Total income/(loss) from investment operations	0.16		(0.20)
Less distributions from:
Return of capital	(0.00	) (7)	—
Net asset value, end of period	$9.96		$9.80
Total return (3)	1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.06%		2.26	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.16)%		(0.80	)% (5)
Portfolio turnover rate	112%		0	% (6)

*	RiskPro® Dynamic 20-30 Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.67	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.14	0.02
Net realized and unrealized loss on investments	(0.09)	(0.30)
Total income/(loss) from investment operations	0.05	(0.28)
Less distributions from:
Net investment income	(0.08)	(0.05)
Net asset value, end of period	$9.64	$9.67
Total return (3)	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.09%	2.44	% (5)
Ratio of net investment income to average net assets (2,4)	1.49%	0.50	% (5)
Portfolio turnover rate	203%	1	% (6)

*	RiskPro® PFG 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.97	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	—	(0.01)
Net realized and unrealized gain on investments	0.70	0.06
Total income from investment operations	0.70	0.05
Less distributions from:
Net investment income	—	(0.08)
Net realized gain	(0.15)	—
Total distributions from net investment income and net realized gains	(0.15)	(0.08)
Net asset value, end of period	$10.52	$9.97
Total return (3)	7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$118,749	$113,953
Ratio of expenses to average net assets (4)	2.05%	2.23	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.00%	(0.37	)% (5)
Portfolio turnover rate	26%	0	% (6)

*	RiskPro® PFG 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.94	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)	(0.01)
Net realized and unrealized gain on investments	0.20	0.03	(3)
Total income from investment operations	0.13	0.02
Less distributions from:
Net investment income	—	(0.08)
Net realized gain	(0.14)	—
Return of capital	(0.01)	—
Total distributions from net investment income and net realized gains	(0.15)	(0.08)
Net asset value, end of period	$9.92	$9.94
Total return (4)	1.62%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$219,062	$229,921
Ratio of expenses to average net assets (5)	2.00%	2.17	% (6)
Ratio of net investment loss to average net assets (2,5)	(0.70)%	(0.17	)% (6)
Portfolio turnover rate	40%	106	% (7)

*	RiskPro® PFG Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Balanced 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	0.49	(0.18)
Total income/(loss) from investment operations	0.52	(0.18)
Less distributions from:
Net investment income	(0.05)	(0.05)
Net realized gain	(0.06)	—
Total distributions from net investment income and net realized gains	(0.11)	(0.05)
Net asset value, end of period	$10.18	$9.77
Total return (3)	5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$361,134	$224,029
Ratio of expenses to average net assets (4)	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	0.32%	0.10	% (5)
Portfolio turnover rate	69%	63	% (6)

*	RiskPro® PFG Balanced 20-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Equity 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1)(2)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.10	(0.16)
Total income/(loss) from investment operations	1.06	(0.18)
Less distributions from:
Net investment income	—	(0.03)
Net asset value, end of period	$10.85	$9.79
Total return (3)	10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$396,469	$300,808
Ratio of expenses to average net assets (4)	2.06%	1.96	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	29%	63	% (6)

*	RiskPro® PFG Equity 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Global 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.86	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)	(0.05)
Net realized and unrealized loss on investments	(0.08)	(0.06	) (3)
Total loss from investment operations	(0.12)	(0.11)
Less distributions from:
Net investment income	—	(0.03)
Net realized gain	(0.09)	—
Total distributions from net investment income and net realized gains	(0.09)	(0.03)
Net asset value, end of period	$9.65	$9.86
Total return (4)	(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$129,513	$134,265
Ratio of expenses to average net assets (5)	2.08%	2.06	% (6)
Ratio of net investment loss to average net assets (2,5)	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	180%	57	% (7)

*	RiskPro® PFG Global 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Tactical 0-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Year Ended	Period Ended
	April 30,	April 30,
	2019	2018*

Net asset value, beginning of period	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.15	(0.11)
Total income/(loss) from investment operations	0.12	(0.16)
Less distributions from:
Net investment income	(0.02)	(0.01)
Net asset value, end of period	$9.93	$9.83
Total return (3)	1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	23%	8	% (6)

*	RiskPro® Tactical 0-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2019

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of thirteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the RiskPro® 30+ Fund (“30+ Fund”), the RiskPro® Aggressive 30+ Fund (“Aggressive 30+ Fund”), the RiskPro® Alternative 0-15 Fund (“Alternative 0-15 Fund”), the RiskPro® Dynamic 0-10 Fund (“Dynamic 0-10 Fund”), the RiskPro® Dynamic 15-25 Fund (“Dynamic 15-25 Fund”), the RiskPro® Dynamic 20-30 Fund (“Dynamic 20-30 Fund”), the RiskPro® PFG 0-15 Fund (“PFG 0-15 Fund”), the RiskPro® PFG 30+ Fund (“PFG 30+ Fund”), the RiskPro® PFG Aggressive 30+ Fund (“PFG Aggressive 30+ Fund”), the RiskPro® PFG Balanced 20-30 Fund (“PFG Balanced 20-30 Fund”), the RiskPro® PFG Equity 30+ Fund (“PFG Equity 30+ Fund”), the RiskPro® PFG Global 30+ Fund (“PFG Global 30+ Fund”), and the RiskPro® Tactical 0-30 Fund (“Tactical 0-30 Fund”) (each a “Fund” and collectively the “Funds”). Each Fund currently offers Class R shares. The investment objective of each Fund is as follows:

Fund	Primary Objective
30+ Fund	Aggressive Growth
Aggressive 30+ Fund	Aggressive Growth
Alternative 0-15 Fund	Limit the maximum range of total returns to a gain or loss of less than 15% over a forward-looking rolling 12 month period
Dynamic 0-10 Fund	Limit the maximum range of total returns to a gain or loss of less than 10% over a forward-looking rolling 12 month period
Dynamic 15-25 Fund	Limit the maximum range of total returns to a gain or loss of less than 25% over a forward-looking rolling 12 month period
Dynamic 20-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period
PFG 0-15 Fund	Limit the maximum range of total returns to a gain or loss of less than 15% over a forward-looking rolling 12 month period
PFG 30+ Fund	Aggressive Growth
PFG Aggressive 30+ Fund	Aggressive Growth
PFG Balanced 20-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period
PFG Equity 30+ Fund	Aggressive Growth
PFG Global 30+Fund	Aggressive Growth
Tactical 0-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of April 30, 2019 for the Funds’ investments measured at fair value:

30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,981,136	$—	$—	$44,981,136
Mutual Funds	40,284,784	—	—	40,284,784
Short-Term Investment	4,318,360	—	—	4,318,360
Total	$89,584,280	$—	$—	$89,584,280

Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$128,480,424	$—	$—	$128,480,424
Short-Term Investment	760,987	—	—	760,987
Total	$129,241,411	$—	$—	$129,241,411

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

Alternative 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,888,745	$—	$—	$68,888,745
Short-Term Investment	1,078,215	—	—	1,078,215
Total	$69,966,960	$—	$—	$69,966,960

Dynamic 0-10 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,726,639	$—	$—	$67,726,639
Short-Term Investment	859,404	—	—	859,404
Total	$68,586,043	$—	$—	$68,586,043

Dynamic 15-25 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,013,135	$—	$—	$49,013,135
Mutual Funds	147,002,939	—	—	147,002,939
Short-Term Investment	1,456,518	—	—	1,456,518
Total	$197,472,592	$—	$—	$197,472,592

Dynamic 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,776,606	$—	$—	$66,776,606
Mutual Funds	81,007,745	—	—	81,007,745
Short-Term Investments	1,293,004	—	—	1,293,004
Total	$149,077,355	$—	$—	$149,077,355

PFG 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,494,298	$—	$—	$61,494,298
Short-Term Investment	196,622	—	—	196,622
Total	$61,690,920	$—	$—	$61,690,920

PFG 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,962,154	$—	$—	$19,962,154
Mutual Funds	98,235,460	—	—	98,235,460
Short-Term Investment	873,765	—	—	873,765
Total	$119,071,379	$—	$—	$119,071,379

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

PFG Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,782,276	$—	$—	$218,782,276
Short-Term Investment	804,040	—	—	804,040
Total	$219,586,316	$—	$—	$219,586,316

PFG Balanced 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,994,333	$—	$—	$169,994,333
Mutual Funds	188,500,281	—	—	188,500,281
Short-Term Investment	2,977,329	—	—	2,977,329
Total	$361,471,943	$—	$—	$361,471,943

PFG Equity 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$314,809,149	$—	$—	$314,809,149
Mutual Funds	79,413,724	—	—	79,413,724
Short-Term Investment	2,633,399	—	—	2,633,399
Total	$396,856,272	$—	$—	$396,856,272

PFG Global 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,714,579	$—	$—	$87,714,579
Mutual Funds	41,237,249	—	—	41,237,249
Short-Term Investment	875,691	—	—	875,691
Total	$129,827,519	$—	$—	$129,827,519

Tactical 0-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,005,840	$77,029,201	$—	$103,035,041
Short-Term Investment	663,981	—	—	663,981
Total	$26,669,821	$77,029,201	$—	$103,699,022

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year April 30, 2018, or is expected to be taken in the Funds’ April 30, 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska State, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the period ended April 30, 2019, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2019, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
30+ Fund	$101,078,129	$101,600,625
Aggressive 30+ Fund	56,649,568	53,730,620
Alternative 0-15 Fund	35,648,657	16,454,536
Dynamic 0-10 Fund	36,563,756	22,952,743
Dynamic 15-25 Fund	121,052,418	130,835,790
Dynamic 20-30 Fund	168,483,833	175,133,232
PFG 0-15 Fund	122,353,703	118,200,313
PFG 30+ Fund	29,405,886	29,105,503
PFG Aggressive 30+ Fund	90,107,873	95,994,872
PFG Balanced 20-30 Fund	323,454,218	198,703,865
PFG Equity 30+ Fund	164,866,850	99,559,498
PFG Global 30+ Fund	232,748,778	234,201,676
Tactical 0-30 Fund	23,420,282	22,615,808

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the year ended April 30, 2019, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
30+ Fund	$1,110,573
Aggressive 30+ Fund	1,618,238
Alternative 0-15 Fund	757,318
Dynamic 0-10 Fund	778,972
Dynamic 15-25 Fund	2,546,333
Dynamic 20-30 Fund	1,882,352
PFG 0-15 Fund	749,997
PFG 30+ Fund	1,430,652
PFG Aggressive 30+ Fund	2,787,518
PFG Balanced 20-30 Fund	3,586,989
PFG Equity 30+ Fund	4,341,812
PFG Global 30+ Fund	1,628,585
Tactical 0-30 Fund	1,261,268

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended April 30, 2019, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 fee
30+ Fund	$222,115
Aggressive 30+ Fund	323,648
Alternative 0-15 Fund	151,464
Dynamic 0-10 Fund	155,794
Dynamic 15-25 Fund	509,267
Dynamic 20-30 Fund	376,470
PFG 0-15 Fund	150,000
PFG 30+ Fund	286,130
PFG Aggressive 30+ Fund	557,504
PFG Balanced 20-30 Fund	717,398
PFG Equity 30+ Fund	868,362
PFG Global 30+ Fund	325,717
Tactical 0-30 Fund	252,254

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and BluGiant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

During the year ended April 30, 2019, certain Funds received payments from the Advisor for previously received soft dollar payments. These reimbursements were as follows:

Fund	Reimbursement
30+ Fund	$41,650
Aggressive 30+ Fund	40,456
Alternative 0-15 Fund	5,174
Dynamic 0-10 Fund	2,789
Dynamic 15-25 Fund	34,813
Dynamic 20-30 Fund	—
PFG 0-15 Fund	6,734
PFG 30+ Fund	22,253
PFG Aggressive 30+ Fund	63,717
PFG Balanced 20-30 Fund	35,851
PFG Equity 30+ Fund	76,793
PFG Global 30+ Fund	32,966
Tactical 0-30 Fund	11,802

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2019 with affiliated companies are as follows:

30+ Fund
						Change in
		Value-Beginning of				Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Value-End of Period
46641Q779	JPMorgan U.S. Momentum Factor ETF	$—	$2,050,710	$56,845	$5,150	$249,478	$2,248,493

Dynamic 15-25 Fund
						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
72202L371	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$—	$7,887,897	$149,621	$2,375	$134,091	$7,874,742
72202L363	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	—	21,503,794	353,705	2,667	657,999	21,810,755

Dynamic 20-30 Fund
						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
46641Q779	JPMorgan U.S. Momentum Factor ETF	$—	$4,082,901	$—	$—	$461,580	$4,544,481
46641Q753	JPMorgan U.S. Value Factor ETF	—	5,720,491	—	—	381,663	6,102,154

PFG 0-15 Fund
						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Loss	Appreciation	Period
05580W841	BNY Mellon Insight Core Plus Fund	$—	$33,838,889	$773,822	$(10,284)	$649,931	$33,704,714

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

PFG Aggressive 30+ Fund
						Change in
		Value-Beginning of			Net Realized	Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Value-End of Period
971897814	Wilshire International Equity Fund	$92,556,324	$9,502,142	$51,689,590	$(7,060,105)	$(1,439,761)	$41,869,010
971897509	Wilshire Large Company Growth	30,314,079	2,243,237	16,982,746	(1,299,881)	1,175,857	15,450,546
971897608	Wilshire Large Company Value	43,485,544	3,878,558	17,177,644	(2,009,145)	(606,494)	27,570,819
971897707	Wilshire Small Company Growth	9,152,716	2,534,074	1,401,294	139,605	406,761	10,831,862
971897806	Wilshire Small Company Value	9,103,588	2,822,797	689,558	(53,752)	(459,635)	10,723,440

PFG Equity 30+ Fund
						Change in
		Value-Beginning of				Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Value-End of Period
464289420	iShares Russell Top 200 Value ETF	$21,264,790	$9,001,493	$4,737,672	$(161,776)	$1,912,116	$27,278,951

Tactical 0-30 Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Appreciation	Period
58510R655	Meeder Spectrum Fund	$10,098,584	$1,668,683	$1,481,000	$24,469	$97,376	$10,408,112
58510R721	Meeder Balanced Fund	57,759,639	8,875,513	15,595,502	(405,198)	1,055,466	51,689,918
58510R846	Meeder Moderate Allocation Fund	6,085,154	8,336,823	1,292,600	(42,485)	261,246	13,348,138

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
RiskPro 30+ Fund	$83,643,274	$5,941,006	$—	$5,941,006
RiskPro Aggressive 30+ Fund	137,904,687	1,534,846	(10,198,122)	(8,663,276)
RiskPro Alternative 0-15 Fund	71,050,467	—	(1,083,507)	(1,083,507)
RiskPro Dynamic 0-10 Fund	68,472,417	655,624	(541,998)	113,626
RiskPro Dynamic 15-25 Fund	198,759,853	2,371,970	(3,659,231)	(1,287,261)
RiskPro Dynamic 20-30 Fund	142,394,498	6,698,514	(15,657)	6,682,857
RiskPro PFG 0-15 Fund	60,469,087	1,248,173	(26,340)	1,221,833
RiskPro PFG 30+ Fund	114,455,798	6,237,079	(1,621,498)	4,615,581
RiskPro PFG Aggressive 30+ Fund	221,479,638	5,020,570	(6,913,892)	(1,893,322)
RiskPro PFG Balanced 20-30 Fund	352,617,659	10,542,348	(1,688,064)	8,854,284
RiskPro PFG Equity 30+ Fund	368,068,551	29,500,090	(712,369)	28,787,721
RiskPro PFG Global 30+ Fund	125,838,699	4,627,952	(639,132)	3,988,820
RiskPro Tactical 0-30 Fund	103,967,273	164,067	(432,318)	(268,251)

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2019 and the fiscal year ended April 30, 2018 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
RiskPro 30+ Fund	$67,985	$2,111,324	$341,331	$2,520,640
RiskPro Aggressive 30+ Fund	137,498	2,840,967	—	2,978,465
RiskPro Alternative 0-15 Fund	520,907	—	—	520,907
RiskPro Dynamic 0-10 Fund	639,886	—	—	639,886
RiskPro Dynamic 15-25 Fund	1,197,400	—	—	1,197,400
RiskPro Dynamic 20-30 Fund	—	—	64,832	64,832
RiskPro PFG 0-15 Fund	506,378	24,527	—	530,905
RiskPro PFG 30+ Fund	116,020	1,579,792	—	1,695,812
RiskPro PFG Aggressive 30+ Fund	2,392,412	818,430	261,228	3,472,070
RiskPro PFG Balanced 20-30 Fund	1,636,785	2,052,398	—	3,689,183
RiskPro PFG Equity 30+ Fund	—	—	—	—
RiskPro PFG Global 30+ Fund	1,083,576	148,490	—	1,232,066
RiskPro Tactical 0-30 Fund	160,610	1,354	—	161,964

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2018	Income	Capital Gains	Capital	Total
RiskPro 30+ Fund	$—	$—	$—	$—
RiskPro Aggressive 30+ Fund	1,392,985	—	—	1,392,985
RiskPro Alternative 0-15 Fund	683,152	—	32,282	715,434
RiskPro Dynamic 0-10 Fund	99,371	—	21,888	121,259
RiskPro Dynamic 15-25 Fund	1,578,898	—	181,818	1,760,716
RiskPro Dynamic 20-30 Fund	—	—	—	—
RiskPro PFG 0-15 Fund	225,012	—	—	225,012
RiskPro PFG 30+ Fund	628,324	35,559	—	663,883
RiskPro PFG Aggressive 30+ Fund	1,428,683	—	—	1,428,683
RiskPro PFG Balanced 20-30 Fund	1,273,343	—	—	1,273,343
RiskPro PFG Equity 30+ Fund	555,997	—	36,155	592,152
RiskPro PFG Global 30+ Fund	499,378	—	—	499,378
RiskPro Tactical 0-30 Fund	98,727	—	—	98,727

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RiskPro 30+ Fund	—	—	(6,245,104)	—	—	5,941,006	(304,098)
RiskPro Aggressive 30+ Fund	—	3,023,348	(839,724)	—	—	(8,663,276)	(6,479,652)
RiskPro Alternative 0-15 Fund	104,022	97,295	—	—	—	(1,083,507)	(882,190)
RiskPro Dynamic 0-10 Fund	273,814	—	—	(38,686)	—	113,626	348,754
RiskPro Dynamic 15-25 Fund	443,844	—	(898,951)	(380,780)	—	(1,287,261)	(2,123,148)
RiskPro Dynamic 20-30 Fund	—	—	(6,697,470)	—	—	6,682,857	(14,613)
RiskPro PFG 0-15 Fund	267,142	—	(1,725,849)	(1,541,230)	—	1,221,833	(1,778,104)
RiskPro PFG 30+ Fund	—	1,656,159	(667,926)	—	—	4,615,581	5,603,814
RiskPro PFG Aggressive 30+ Fund	—	—	(1,210,368)	—	—	(1,893,322)	(3,103,690)
RiskPro PFG Balanced 20-30 Fund	—	319,807	—	—	—	8,854,284	9,174,091
RiskPro PFG Equity 30+ Fund	—	896,625	(1,029,150)	—	—	28,787,721	28,655,196
RiskPro PFG Global 30+ Fund	—	—	(3,371,878)	(4,083,661)	—	3,988,820	(3,466,719)
RiskPro Tactical 0-30 Fund	—	142,743	(410,881)	—	—	(268,251)	(536,389)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
RiskPro 30+ Fund	$359,872
RiskPro Aggressive 30+ Fund	839,724
RiskPro Alternative 0-15 Fund	—
RiskPro Dynamic 0-10 Fund	—
RiskPro Dynamic 15-25 Fund	—
RiskPro Dynamic 20-30 Fund	69,325
RiskPro PFG 0-15 Fund	—
RiskPro PFG 30+ Fund	667,926
RiskPro PFG Aggressive 30+ Fund	1,153,778
RiskPro PFG Balanced 20-30 Fund	—
RiskPro PFG Equity 30+ Fund	1,029,150
RiskPro PFG Global 30+ Fund	542,532
RiskPro Tactical 0-30 Fund	410,881

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
RiskPro 30+ Fund	$5,885,232
RiskPro Aggressive 30+ Fund	—
RiskPro Alternative 0-15 Fund	—
RiskPro Dynamic 0-10 Fund	—
RiskPro Dynamic 15-25 Fund	898,951
RiskPro Dynamic 20-30 Fund	6,628,145
RiskPro PFG 0-15 Fund	1,725,849
RiskPro PFG 30+ Fund	—
RiskPro PFG Aggressive 30+ Fund	56,590
RiskPro PFG Balanced 20-30 Fund	—
RiskPro PFG Equity 30+ Fund	—
RiskPro PFG Global 30+ Fund	2,829,346
RiskPro Tactical 0-30 Fund	—

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
RiskPro 30+ Fund	$—	$—	$—
RiskPro Aggressive 30+ Fund	—	—	—
RiskPro Alternative 0-15 Fund	—	—	—
RiskPro Dynamic 0-10 Fund	—	38,686	38,686
RiskPro Dynamic 15-25 Fund	380,780	—	380,780
RiskPro Dynamic 20-30 Fund	—	—	—
RiskPro PFG 0-15 Fund	1,541,230	—	1,541,230
RiskPro PFG 30+ Fund	—	—	—
RiskPro PFG Aggressive 30+ Fund	—	—	—
RiskPro PFG Balanced 20-30 Fund	—	—	—
RiskPro PFG Equity 30+ Fund	—	—	—
RiskPro PFG Global 30+ Fund	4,083,661	—	4,083,661
RiskPro Tactical 0-30 Fund	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended April 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
RiskPro 30+ Fund	$(338,250)	$338,250
RiskPro Aggressive 30+ Fund	(482,761)	482,761
RiskPro Alternative 0-15 Fund	—	—
RiskPro Dynamic 0-10 Fund	13,654	(13,654)
RiskPro Dynamic 15-25 Fund	—	—
RiskPro Dynamic 20-30 Fund	(234,615)	234,615
RiskPro PFG 0-15 Fund	(1,512)	1,512
RiskPro PFG 30+ Fund	—	—
RiskPro PFG Aggressive 30+ Fund	(232,648)	232,648
RiskPro PFG Balanced 20-30 Fund	—	—
RiskPro PFG Equity 30+ Fund	(1,503,762)	1,503,762
RiskPro PFG Global 30+ Fund	(72,617)	72,617
RiskPro Tactical 0-30 Fund	(544,779)	544,779

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
Portfolio	Beneficial Owner	Shares
30+ Fund	NFS	47%
Aggressive 30+ Fund	NFS	48%
Alternative 0-15 Fund	NFS	37%
	Pershing	27%
Dynamic 0-10 Fund	NFS	41%
Dynamic 15-25 Fund	NFS	43%
Dynamic 20-30 Fund	NFS	44%
PFG 0-15 Fund	NFS	41%
PFG 30+ Fund	NFS	43%
PFG Aggressive 30+ Fund	NFS	44%
PFG Balanced 20-30 Fund	NFS	35%
	Pershing	37%
PFG Equity 30+ Fund	NFS	49%
PFG Global 30+ Fund	NFS	51%
Tactical 0-30 Fund	NFS	41%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of April 30, 2019, Dynamic 0-10 Fund invested a portion of its assets in PIMCO Total Return Fund – Institutional Class (the “PIMCO Fund”). The PIMCO Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2019

investment from the PIMCO Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic 0-10 Fund will be directly affected by the performance of the PIMCO Fund. The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2019, the percentage of Dynamic 0-10 Fund’s net assets invested in the PIMCO Fund was 37.49%.

As of April 30, 2019, PFG 0-15 Fund invested a portion of its assets in Dreyfus Global Real Return Fund – Institutional Class (the “Dreyfus Fund”), and BNY Mellon Insight Core Plus Fund (the “BNY Mellon Fund”). The Dreyfus Fund and the BNY Mellon Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the Dreyfus Fund and the BNY Mellon Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG 0-15 Fund will be directly affected by the performance of the Dreyfus Fund and the BNY Mellon Fund. The financial statements of the Dreyfus Fund and the BNY Mellon Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2019, the percentages of PFG 0-15 Fund’s net assets invested in the Dreyfus Fund and the BNY Mellon Fund were 35.20% and 54.70%, respectively.

As of April 30, 2019, Tactical 0-30 Fund invested a portion of its assets in Meeder Balanced Fund – Institutional Class (the “Meeder Fund”). The Meeder Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Tactical 0-30 Fund will be directly affected by the performance of the Meeder Fund. The financial statements of the Meeder Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2019, the percentage of Tactical 0-30 Fund’s net assets invested in the Meeder Fund was 50.00%.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and the Fund has adopted the amendments early .

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, and RiskPro® Tactical 0-30 Fund and Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, and RiskPro® Tactical 0-30 Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2019, and the related statements of operations for the year then ended and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2019, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 27, 2019

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2019 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning Account
	Fund’s Annualized	Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	11/1/2018	Value 4/30/2019	During Period	Value 4/30/2019	During Period
RiskPro® 30+ Fund*	2.02%	$1,000.00	$1,068.30	$10.36	$1,014.78	$10.09
RiskPro® Aggressive 30+ Fund*	2.08%	$1,000.00	$1,052.80	$10.59	$1,014.48	$10.39
RiskPro® Alternative 0-15 Fund*	2.07%	$1,000.00	$1,011.60	$10.32	$1,014.53	$10.34
RiskPro® Dynamic 0-10 Fund*	1.96%	$1,000.00	$1,034.20	$9.89	$1,015.08	$9.79
RiskPro® Dynamic 15-25 Fund*	2.04%	$1,000.00	$1,051.60	$10.38	$1,014.68	$10.19
RiskPro® Dynamic 20-30 Fund*	2.09%	$1,000.00	$1,053.40	$10.64	$1,014.43	$10.44
RiskPro® PFG 0-15 Fund*	2.08%	$1,000.00	$1,030.50	$10.47	$1,014.48	$10.39
RiskPro® PFG 30+ Fund*	2.05%	$1,000.00	$1,104.40	$10.70	$1,014.63	$10.24
RiskPro® PFG Aggressive 30+ Fund*	1.98%	$1,000.00	$1,079.20	$10.21	$1,014.98	$9.89
RiskPro® PFG Balanced 20-30 Fund*	2.01%	$1,000.00	$1,061.30	$10.27	$1,014.83	$10.04
RiskPro® PFG Equity 30+ Fund*	2.09%	$1,000.00	$1,089.40	$10.83	$1,014.43	$10.44
RiskPro® PFG Global 30+ Fund*	2.13%	$1,000.00	$1,095.30	$11.07	$1,014.23	$10.64
RiskPro® Tactical 0-30 Fund*	2.00%	$1,000.00	$1,029.80	$10.07	$1,014.88	$9.99

*	Expenses Paid during the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the full half-year period).

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION
April 30, 2019 (Unaudited)

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund(since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007)

4/30/19–NLFT_v2

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Continued)
April 30, 2019 (Unaudited)

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice-President, Blu Giant, (2004-2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President-Fund Administration, Gemini Fund Services, LLC (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013-2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2019, the Trust was comprised of 83 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/19–NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street
Omaha, NE 68130

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $156,000

2018 - $156,000

(b)	Audit-Related Fees

2019 - $0

2018 - $0

(c)	Tax Fees

2019 - $39,000

2018 - $32,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2018   2019

Audit-Related Fees:     0.00% 0.00%

Tax Fees:     0.00% 0.00%

All Other Fees:    0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $39,000

2018 - $32,500

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/8/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/8/19